Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - TRY (₺) ₺ / shares in Units, ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share
Profit attributable to owners of the Company	₺ 4,175,708	₺ 4,330,466	₺ 4,502,823
Weighted average number of shares	2,183,106,193	2,183,106,193	2,183,106,193
Basic earnings per share for profit attributable to owners of the Company (in full TL)	₺ 1.9	₺ 2.0	₺ 2.1
Diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ 1.9	₺ 2.0	₺ 2.1
Profit from continuing operations attributable to owners of the Company	₺ 4,175,708	₺ 4,330,466	₺ 4,502,823
Weighted average number of shares	2,183,106,193	2,183,106,193	2,183,106,193
Basic earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	₺ 1.9	₺ 2.0	₺ 2.1
Diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	₺ 1.9	₺ 2.0	₺ 2.1